Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	277,812	321,206	53,059
Unreserved retained earnings	23,760,407	34,204,180	5,650,128

Total retained earnings	24,038,219	34,525,386	5,703,187

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, are as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for-sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	(89,714)	11,436	(78,278)

Other comprehensive income before reclassification	190,322	730,504	920,826
Amounts reclassified from accumulated other comprehensive income	—	(62,132)	(62,132)

Net current-period other comprehensive income	190,322	668,372	858,694
Other comprehensive loss attribute to noncontrolling interests	62,680	—	62,680

Balance at December 31, 2013	163,288	679,808	843,096

Balance at December 31, 2013, in US$	26,973	112,296	139,270

Tax Effect Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income for the year ended December 31, 2013:

	Tax effect
	RMB	US$
	(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding gains during the year	(1,157)	(191)
Reclassified for gains realized	—	—

Net unrealized gains	(1,157)	(191)
Foreign currency translation adjustment	—	—

Other comprehensive income (loss)	(1,157)	(191)